COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 8:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.
Lease commitments:

The Company and its subsidiaries lease office space and motor vehicles through operating leases. The facilities of the Company and its subsidiaries are leased for periods ending February 2015. Future minimum lease commitments under non-cancelable operating leases as of December 31, 2012 are as follows:

2013	$270
2014	173
2015	19

$462

Lease expenses for the years ended December 31, 2010, 2011 and 2012 were approximately $ 873, $ 573 and $ 462, respectively.

b.	Royalty commitments:

The Company is committed to pay royalties to the Office of the Chief Scientist ("OCS") of the Ministry of Industry, Trade and Labor of the Government of Israel on proceeds from sales of products resulting from the research and development projects in which the OCS participated. In the event that development of a specific product in which the OCS participated is successful, the Company will be obligated to repay the grants through royalty payments at the rate of 3% to 5% based on the sales of the Company, up to 100%-150% of the grants received linked to the dollar. Grants received after January 1999 is subject to interest at a rate equal to the 12 month LIBOR rate. The obligation to pay these royalties is contingent upon actual sales of the products and, in the absence of such sales, no payment is required.

As of December 31, 2012, the Company had a contingent liability to pay royalties in the amount of approximately $ 8,773 plus interest for grants received after January 1999.

The Company has paid or accrued royalties in its cost of revenues relating to the repayment of such OCS grants in the amount of $ 242, $ 219 and $ 200 for the years ended December 31, 2010, 2011 and 2012, respectively.

c.	Claims and demands:

1.
In April 2000, the Israeli Tax Authorities (the "ITA") issued to the Company a demand for a tax payment, for the period of 1997-1999, in the amount of approximately NIS 6,000 ($ 1,607as of December 31, 2012).

In October 2012, the Tel Aviv District Court rendered its decision, according to which, the Company's claims were partly accepted and partly denied.  According to the court ruling and the final assessment letter from the ITA, the Company had to pay approximately $ 1,430, of which $ 240 was paid subsequent to the year end. A related provision has been recorded on the balance sheet as part of the accrued expenses line item. See also note 9.

2.	Claims related to discontinued operations:

a)
The Company is a party to various other claims that arise in the ordinary course of business. Accordingly, the Company recorded a provision of approximately $ 280 in respect of such claims in accordance with ASC 450, "Contingencies", based on the opinion of Company's management and its legal advisors.

b)
During August 2007, TABS Brazil was ordered by the Labor Law Court in Brazil to pay approximately $ 90 to one of its former employees. Such amount bears a 1% interest rate per month from the date that the claim was filed. The Company recorded a provision in its financial statements for the total amount of the claim.

As of December 31, 2012 total claims related to discontinued operations amounted to $ 435.

3.
In September 2010, Asentinel LLC ("Asentinel"), a competitor of the Company, filed a patent infringement complaint against AnchorPoint (now known as The Info Group Inc.), from whom we purchased certain assets in December 2008, and two other defendants, in the United States District Court for the Western District of Tennessee.  The plaintiff subsequently filed a motion for leave to file an amended complaint to add the Company and its U.S. subsidiary, MTS IntegraTRAK, as defendants, which motion was granted on March 23, 2011. On December 2, 2011 the Company entered into a settlement agreement with Asentinel, according to which the Company made a lump sum payment for the alleged past damages, which was expensed in 2011, and Asentinel granted the Company a license to use certain of its patents in return for ongoing annual royalty payments for periods subsequent to January 1, 2012. During 2012 the Company recorded in cost of revenues total expenses with respect to Asentinel royalties in the amount of $ 54.

4.
The Israeli Government, through the Fund for Encouragement of Marketing Activities, awarded C. Mer Industries Ltd., a related party of the Company grants for participation in foreign marketing expenses, partially related to the Company's marketing activities for the years 1996 - 1998. During 2012 the Company received through an affiliated company a demand with respect to the above-mentioned. As of December 31, 2012, the Company made a provision in the amount that was considered probable.

d.	Guarantees:

The Company provided a bank guarantee in the amount of $ 68 to secure its obligations under one of its lease agreements, see also Note 3.